Events After the Close of the Fiscal Year	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Events After the Close of the Fiscal Year
Note 25: Events after the Close of the Fiscal Year

1.	CLINICAL PROGRAMS
On January 8, 2020, the Company announced positive topline results of the three-year, open-label extension of the Phase III PEPITES trial (PEOPLE) evaluating the long-term efficacy and safety of investigational Viaskin
™
Peanut in peanut-allergic children ages 4 to 11 years. The results demonstrate long-term clinical benefit as shown by an increase in eliciting dose (ED), which may decrease the chance of reacting to an accidental peanut exposure. After three years, 75.9% (107/141) of patients had increased their ED from baseline, and 51.8% (73/141) of patients reached an ED of at least 1,000 mg peanut protein by year three. The safety profile of Viaskin Peanut was consistent with that observed in the clinical program to date in over 1,000 patients. During PEOPLE, the most common adverse events were mild to moderate skin reactions localized to the administration site and there was no epinephrine use deemed related to treatment. Low discontinuations due to adverse events were observed in the trial
.
On February 21, 2020, the Company announced an allergenic products advisory committee meeting from the FDA to be held on May 15, 2020 to discuss the BLA for Viaskin
™
Peanut.

On March 16, 2020, the Company announced that the FDA had informed the Company that during the FDA’s ongoing review of the BLA, it had identified questions regarding efficacy, including the impact of patch-site adhesion. Therefore, the Advisory Committee meeting to discuss the BLA will no longer take place as previously scheduled on May 15, 2020. The Company is in communication with the FDA regarding the potential submission, as part of the ongoing BLA review, of additional information on patch-site adhesion from the Company’s clinical program as well as on its long-term efficacy results from the three-year open-label extension trial, PEOPLE. At this time, the Company has received no additional information regarding the timeline of the BLA review and believes the target action date of August 5, 2020 remains unchanged. However, the submission of additional information to the FDA may constitute a major amendment to the BLA and could extend the target action date.

2.	FINANCING
On February 4, 2020, the Company announced the
closing
of an underwritten global offering of an aggregate of 7,500,000 ordinary shares in (i) a public offering of 4,535,581 ordinary shares in the form of 9,071,162 American Depositary Shares (“ADSs”) in the United States, Canada and certain countries outside Europe at a public offering price of $10.25 per ADS (on the basis of an exchange rate of $1.0999 = €1.00), and (ii) an offering exclusively addressed to qualified investors in Europe (including France) of 2,964,419 ordinary shares at an offering price of €18.63 per ordinary share (together, the “Global Offering”).
On March 2, 2020, the Company announced that the underwriters partially exercised their option to purchase 338,687 additional ordinary shares in the form of 677,374 ADSs at an offering price of $10.25 per ADS, before deducting commissions and estimated offering expenses (the “Option”).
The Option closed on March 4, 2020.
Consequently, following partial exercise of the Option, the total number of ordinary shares sold in the global offering was
 7,838,687 ordinary shares, including 4,874,268 ordinary shares in the form of 9,748,536 ADSs, bringing the total gross proceeds from the global offering to approximately $160.7 million (approximately €146.1 million).

3.	CHANGE IN THE GROUP’S EXECUTIVE COMMITTEE MEMBERSHIP AND BOARD MEMBERS
On January 2, 2020, the Company announced the appointment of Ramzi Benamar as its Chief Financial Officer. He serves as a member of the Executive Committee and reports to Daniel Tassé, Chief Executive Officer of DBV Technologies.
On January 9, 2020, Marie-Catherine Therene was appointed Deputy CEO as DBV’s responsible pharmacist (
Pharmacien Responsable
) in accordance with applicable regulations in France.

On February 6, 2020, the Company announced the appointment of Pascal Wotling as its Chief Technical Operations Officer (CTOO), effective April 1, 2020. Pascal will be responsible for manufacturing, supply chain and new product process development, and will serve as a member of the Executive Committee, reporting to Daniel Tassé, Chief Executive Officer of DBV Technologies.

4.	OTHER KEY EVENTS
On January 23, 2020, the Company initiated a project of adjustment of its global organization, in order to focus on its key strategic priorities.
In France, DBV Technologies has proposed to its staff representatives a Collective Performance Agreement to be negotiated, with the objective to meet the Company’s operational requirements while preserving and developing employment.
The Company evaluated subsequent events that occurred after December 31, 2019 through the date of approval of the consolidated financial statements by the Board of Directors and determined that there are no other significant events that require adjustments or disclosure in such consolidated financial statements.